Financial instruments - fair values and risk management - Carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	€ 154,108	€ 149,716
Financial assets, Fair value	154,108	149,716
Financial liabilities, Carrying amount	1,530,926	1,083,331
Financial liabilities, Fair value	1,565,875	1,174,380
Level 1
Disclosure of detailed information about financial instruments
Financial assets, Fair value	136,624	142,969
Level 2
Disclosure of detailed information about financial instruments
Financial liabilities, Fair value	1,565,875	1,165,024
Level 3
Disclosure of detailed information about financial instruments
Financial assets, Fair value	17,484	6,747
Financial liabilities, Fair value		9,356
Financial liabilities at FVTPL | Contingent consideration
Disclosure of detailed information about financial instruments
Financial liabilities, Carrying amount		9,356
Financial liabilities, Fair value		9,356
Financial liabilities at FVTPL | Contingent consideration | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities, Fair value		9,356
Financial liabilities measured at amortized cost | Capitalized sport rights licenses
Disclosure of detailed information about financial instruments
Financial liabilities, Carrying amount	1,530,926	1,073,975
Financial liabilities, Fair value	1,565,875	1,165,024
Financial liabilities measured at amortized cost | Capitalized sport rights licenses | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities, Fair value	1,565,875	1,165,024
Financial assets at FVTPL | Cash equivalents
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	136,624	142,969
Financial assets, Fair value	136,624	142,969
Financial assets at FVTPL | Cash equivalents | Level 1
Disclosure of detailed information about financial instruments
Financial assets, Fair value	136,624	142,969
Financial assets at FVTPL | Loans receivable
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	11,500
Financial assets, Fair value	11,500
Financial assets at FVTPL | Loans receivable | Level 3
Disclosure of detailed information about financial instruments
Financial assets, Fair value	11,500
Financial assets at FVOCI | Equity investments
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	5,984	6,747
Financial assets, Fair value	5,984	6,747
Financial assets at FVOCI | Equity investments | Level 3
Disclosure of detailed information about financial instruments
Financial assets, Fair value	€ 5,984	€ 6,747